Income Tax (Details) - Schedule of Change in Balance of Gross Unrecognized Tax Benefits - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Change in Balance of Gross Unrecognized Tax Benefits [Abstract]
Balance at beginning of the year	¥ 1,026,964
Balance at end of the year	1,026,964	1,026,964
Increases related to tax positions change		¥ 1,026,964